AVAILABLE-FOR-SALE - MARKETABLE SECURITIES (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Schedule of Available-for-sale Securities [Line Items]
Schedule of Available-For-Sale Securities
	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Fair Value

Available-for-sale:
Money Market	$3,341	$-	$3,341

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Fair Value

Available-for-sale:
Money Market	$1,025	$-	$1,025
Auction Rate Securities (1)	1,900	-	1,900
	$2,925	$-	$2,925

(1)
Auction Rate Securities ("ARS") are a type of long-term bonds (usually issued for a period longer than ten years) issued by corporates, local authorities, institutions of higher education and others for securitization of assets. The ARS bear a variable interest rate, re-determined by an auction held every short period. The ARS interest held by the Company was re-determined every 7, 28 or 35 days and will mature on 2019. The ARS held by the Group were issued by SSM Health Care of Oklahoma City, Illinois and Wisconsin municipalities.